Financial Instruments - Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Profit for year	$ (45)	$ 48
Equity	(3,998)	(510)
USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Profit for year	(93)
Equity	(3,717)
Euro
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Profit for year	48	48
Equity	$ (281)	$ (510)